Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 1,205	$ 1,026
Receivables
Commissions and fees	3,777	3,370
Advanced premiums and claims	65	83
Other	401	286
Gross receivables	4,243	3,739
Less-allowance for doubtful accounts and cancellations	(110)	(96)
Net receivables	4,133	3,643
Other current assets	224	215
Total current assets	5,562	4,884
Goodwill	9,089	8,369
Other intangible assets	1,274	1,126
Fixed assets, net	712	725
Pension related assets	1,693	776
Deferred tax assets	669	1,097
Other assets	1,430	1,213
Total assets	20,429	18,190
Current liabilities:
Short-term debt	262	312
Accounts payable and accrued liabilities	2,083	1,969
Accrued compensation and employee benefits	1,718	1,655
Accrued income taxes	199	146
Total current liabilities	4,262	4,082
Fiduciary liabilities	4,847	4,241
Less – cash and investments held in a fiduciary capacity	(4,847)	(4,241)
Fiduciary liabilities, net, noncurrent	0	0
Long-term debt	5,225	4,495
Pension, postretirement and postemployment benefits	1,888	2,076
Liability for errors and omissions	301	308
Other liabilities	1,311	957
Commitments and contingencies	0	0
Equity:
Preferred stock, $1 par value, authorized 6,000,000 shares, none issued	0	0
Common stock, $1 par value, authorized 1,600,000,000 shares, issued 560,641,640 shares at December 31, 2017 and December 31, 2016	561	561
Additional paid-in capital	784	842
Retained earnings	13,140	12,388
Accumulated other comprehensive loss	(4,043)	(5,093)
Non-controlling interests	83	80
Stockholders Equity Subtotal Before Treasury Stock	10,525	8,778
Less – treasury shares, at cost, 51,930,135 shares at December 31, 2017 and 46,150,415 shares at December 31, 2016	(3,083)	(2,506)
Total equity	7,442	6,272
Total liabilities and stockholders' equity	$ 20,429	$ 18,190